COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) subsidiary very_large_crude_carrier	Dec. 31, 2020 USD ($) large_range_2Tanker_vessel_type metric_ton $ / metricTon	Dec. 31, 2015 lease	Dec. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 large_range_2Tanker_vessel_type
Other Commitments [Line Items]
Number of newbuild vessels	6	4		1	1	4
Installments and newbuilding supervision fees paid	$ 128.4
Newbuilding installment commitments due in 2022	437.4
Newbuilding installment commitments financed by term loan facilities	390.0
Number of leases assigned to third parties and related parties | lease			2
Outstanding lease payments, guaranteed by the company	3.2	$ 4.4
EGCS commitments	0.0	0.0
BWTS commitments	0.0	0.2
Bunker commitments	0.0
TFG Marine
Other Commitments [Line Items]
Guarantee amount, subsidiary performance	$ 6.0
Number of affiliates subsidiaries covered by guarantee | subsidiary	2
Guarantee amount, current exposure	$ 0.0	$ 0.0
TFG Marine
Other Commitments [Line Items]
Guarantee amount, subsidiary performance	$ 50.0
Bunker Fuel Contract, October 2020 Through December 2021
Other Commitments [Line Items]
Purchase commitments, volume | metric_ton		5,000
Bunker Fuel Contract, October 2020 Through December 2021 | Minimum
Other Commitments [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon		325
Bunker Fuel Contract, October 2020 Through December 2021 | Maximum
Other Commitments [Line Items]
Purchase commitment variable price (in USD per MT) | $ / metricTon		365
Bunker Fuel Contract, January 2021 through December 2021
Other Commitments [Line Items]
Purchase commitments, volume | metric_ton		5,000
Purchase commitment fixed price (in USD per MT) | $ / metricTon		232